Note 21 - Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about objectives, policies and processes for managing capital [text block]
Cash and cash equivalents and receivable from the sale of discontinued operations	$19,428,129
Shareholders' equity	$160,096,378